Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

Total Expense of Pension Plans
€ millions	2019	2018	2017
Defined contribution plans	314	280	260
Defined benefit pension plans	55	50	52
Pension expenses	369	330	312

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Foreign Post-Employment		Total
					Plans
	2019	2018	2019	2018	2019	2018	2019	2018
Present value of the DBO	1,026	886	533	418	156	132	1,715	1,436
Fair value of the plan assets	1,009	878	411	355	65	59	1,485	1,292
Net defined benefit liability (asset)	17	8	122	63	91	73	230	144
Net defined benefit liability (asset) as % of:
/ Non-current other financial assets	0	0	0	0	0	0	0	0
/ Non-current provisions	4	3	26	24	19	27	49	54

Summary of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate	0.8	2.3	2.3	0.3	1.0	0.8	3.7	4.2	3.9

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	968	836	806	495	391	357	154	126	114	1,617	1,353	1,277
Discount rate was 50 basis points lower	1,090	940	912	576	450	411	159	141	123	1,825	1,531	1,446

Schedule of Plan Asset Allocation

€ millions	2019		2018
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	445	1,040	387	905
Thereof: Asset category
Equity investments	137	0	116	0
Corporate bonds	156	0	142	0
Insurance policies	6	1,040	5	905